Appendix I: Scope of Consolidation - Main Consolidated Companies of the Telefonica Group (Details)
€ in Millions, ₨ in Millions, лв in Millions, дин in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, kr in Millions, kn in Millions, VEF in Millions, SFr in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 VEF	Dec. 31, 2022 COP ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 UYU ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BGN (лв)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 RSD (дин)	Dec. 31, 2022 HRK (kn)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of subsidiaries [line items]
Equity	€ 31,708																				€ 28,684	€ 18,260	€ 25,450
Investments accounted for by the equity method	11,587																				€ 12,773
Telefonica de Espana [Member]
Disclosure of subsidiaries [line items]
Equity	€ 1,024
Proportion of ownership interest (as a percent)	100.00%
Telefónica Móviles España
Disclosure of subsidiaries [line items]
Equity	€ 209
Proportion of ownership interest (as a percent)	100.00%
Teleinformatica y Comunicaciones [Member]
Disclosure of subsidiaries [line items]
Equity	€ 8
Proportion of ownership interest (as a percent)	100.00%
Telefonica Soluciones de Informatica y Com. de Espana [Member]
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telefonica Soluciones de Outsourcing [Member]
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefonica Servicios Integrales de Distribucion [Member]
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telefónica de Contenidos, S.A.U. Organization and operation of multimedia service-related business
Disclosure of subsidiaries [line items]
Equity	€ 226
Proportion of ownership interest (as a percent)	100.00%
Telefonica Servicios Audiovisuales [Member]
Disclosure of subsidiaries [line items]
Equity	€ 6
Proportion of ownership interest (as a percent)	100.00%
Telefonica Broadcast Services [Member]
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
TBSC Barcelona Producciones, S.L.U.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Audiovisual Digital, S.L.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Equity	€ 46
Proportion of ownership interest (as a percent)	100.00%
Telefonica Global Technology [Member]
Disclosure of subsidiaries [line items]
Equity	€ 16
Proportion of ownership interest (as a percent)	100.00%
Telefonica Educacion Digital [Member]
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Bluevia Fibra, S.L.U.
Disclosure of subsidiaries [line items]
Equity	€ 68
Proportion of ownership interest (as a percent)	55.00%
Bluevia Fibra, S.L.U. | Telefónica España Filiales, S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	30.00%
Bluevia Fibra, S.L.U. | Telefónica Infra, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
Solar360 Soluciones De Instalacion y Mantenimiento S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	51.00%
Telefónica Deutschland Holding, A.G.
Disclosure of subsidiaries [line items]
Equity	€ 2,975
Proportion of ownership interest (as a percent)	70.58%
Telefónica Deutschland Holding, A.G. | Telefónica Germany Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	69.22%
Telefónica Deutschland Holding, A.G. | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.36%
Telefónica Germany GmbH & Co. OHG
Disclosure of subsidiaries [line items]
Equity	€ 51
Proportion of ownership interest (as a percent)	70.58%
Telefónica Germany GmbH & Co. OHG | Telefónica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	70.57%
Telefónica Germany GmbH & Co. OHG | T Germany Management GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.00%
E-Plus [Member]
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	70.58%
Telefónica Germany Next GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	70.58%
O2 Telefónica Deutschland Finanzierungs, GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	70.58%
Telefónica Brazil
Disclosure of subsidiaries [line items]
Equity | R$		R$ 63,571
Proportion of ownership interest (as a percent)	74.79%
Telefónica Brazil | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	3783.00%
Telefónica Brazil | Telefónica Latinoamérica Holding, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	3631.00%
Telefónica Brazil | Telefónica Chile, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	6.00%
Terra Networks Brasil [Member]
Disclosure of subsidiaries [line items]
Equity | R$		136
Proportion of ownership interest (as a percent)	74.79%
Telefônica Infraestructura e Segurança Brasil Ltda. Security services and systems
Disclosure of subsidiaries [line items]
Equity | R$		289
Proportion of ownership interest (as a percent)	74.79%
Garliava RJ Infraestrutura E Redes De Telecomunicacoes S.A. Wireline Telephony Operator
Disclosure of subsidiaries [line items]
Equity | R$		1,121
Proportion of ownership interest (as a percent)	74.79%
Vivo Ventures Fundo De Investimento Em Participacoes Multiestrategia
Disclosure of subsidiaries [line items]
Equity | R$		21
Proportion of ownership interest (as a percent)	75.29%
Vivo Ventures Fundo De Investimento Em Participacoes Multiestrategia | Telefônica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	7329.00%
Vivo Ventures Fundo De Investimento Em Participacoes Multiestrategia | Telefonica Open Innovation S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	200.00%
Vita IT Comercio E Servicos De Solucoes Em TI Ltda
Disclosure of subsidiaries [line items]
Equity | R$		2
Proportion of ownership interest (as a percent)	74.79%
Telefónica Hispam Norte
Disclosure of subsidiaries [line items]
Equity	€ 78
Proportion of ownership interest (as a percent)	100.00%
TLH Holdco S.L.
Disclosure of subsidiaries [line items]
Equity	€ 85
Proportion of ownership interest (as a percent)	100.00%
Telefonica Venezolana
Disclosure of subsidiaries [line items]
Equity | VEF			VEF 394
Proportion of ownership interest (as a percent)	100.00%
Telefonica Venezolana | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	86.72%
Telefonica Venezolana | Comtel Comunicaciones Telefónicas, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	2.56%
Colombia Telecomunicaciones, S.A., ESP
Disclosure of subsidiaries [line items]
Equity | $				$ 3,410
Proportion of ownership interest (as a percent)	67.50%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator
Disclosure of subsidiaries [line items]
Equity | $				3,330
Proportion of ownership interest (as a percent)	67.50%
Pegaso Pcs S.A. de CV
Disclosure of subsidiaries [line items]
Equity | $					$ 1,405
Proportion of ownership interest (as a percent)	100.00%
Pegaso Pcs S.A. de CV | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.95%
Pegaso Pcs S.A. de CV | Celular de Telefonía S.A. de CV.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.05%
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services
Disclosure of subsidiaries [line items]
Equity | $					305
Proportion of ownership interest (as a percent)	100.00%
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services
Disclosure of subsidiaries [line items]
Equity | $					3,505
Proportion of ownership interest (as a percent)	100.00%
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services | Pegaso Pcs S.A. de CV
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Otecel, S.A. Wireless communications services provider
Disclosure of subsidiaries [line items]
Equity | $						$ 183
Proportion of ownership interest (as a percent)	100.00%
Telefónica de Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Equity | $							$ 239,296
Proportion of ownership interest (as a percent)	100.00%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefónica Móviles Argentina, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	77.64%
Telefónica de Argentina, S.A. Telecommunications service provider | TLH Holdco S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	22.36%
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Equity | $							27,201
Proportion of ownership interest (as a percent)	100.00%
Telefónica Emisiones, S.A.U.
Disclosure of subsidiaries [line items]
Equity | $								$ 1,364,872
Proportion of ownership interest (as a percent)	100.00%
Telefónica Emisiones, S.A.U. | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.04%
Telefónica Emisiones, S.A.U. | Inversiones Telefónica Internacional Holding SpA.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	98.96%
Telefónica Chile, S.A.
Disclosure of subsidiaries [line items]
Equity | $								809,773
Proportion of ownership interest (as a percent)	99.34%
Telefónica Chile Holdings, S.L. Holding Company
Disclosure of subsidiaries [line items]
Equity | $								0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Chile Holdings, S.L.U. Holding Company
Disclosure of subsidiaries [line items]
Equity | S/									S/ 2,107
Proportion of ownership interest (as a percent)	98.94%
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider
Disclosure of subsidiaries [line items]
Equity | S/									158
Proportion of ownership interest (as a percent)	100.00%
Media Networks Latin America, S.A.C Telecommunications research activities and proyects
Disclosure of subsidiaries [line items]
Equity | $										$ 1,107
Proportion of ownership interest (as a percent)	100.00%
Telefónica Infra, S.L.
Disclosure of subsidiaries [line items]
Equity	€ 12
Proportion of ownership interest (as a percent)	100.00%
Telefónica Infra Germany GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica O2 Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity | £											£ 9
Proportion of ownership interest (as a percent)	100.00%
Telefónica O2 Holdings Ltd. Holding company | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Telefónica O2 Holdings Ltd. Holding company | Telefónica Capital S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
MmO2 plc Holding company
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
O2 International Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
O2 (Netherlands ) Holdings BV. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Germany Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 3,463
Proportion of ownership interest (as a percent)	100.00%
O2 (Europe) Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 6,895
Proportion of ownership interest (as a percent)	100.00%
Telefónica International Holding, B.V Holding company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Latinoamérica Holding, S.L. Sociedad holding
Disclosure of subsidiaries [line items]
Equity	€ 291
Proportion of ownership interest (as a percent)	100.00%
Telefonica Global Solutions, S.L.U.
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefonica Global Solutions USA
Disclosure of subsidiaries [line items]
Equity | $						202
Proportion of ownership interest (as a percent)	100.00%
Telefonica Global Solutions Germany GmbH.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Digital España, S.L. Developer Telco Services Holding Company
Disclosure of subsidiaries [line items]
Equity | $					31
Proportion of ownership interest (as a percent)	100.00%
Telefónica Digital Ltd. Developer Telco Services
Disclosure of subsidiaries [line items]
Equity	€ 26
Proportion of ownership interest (as a percent)	100.00%
Telefonica Open Innovation S.L. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Equity | £											45
Proportion of ownership interest (as a percent)	100.00%
Telefonica Open Innovation S.L.
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | $								29,899
Proportion of ownership interest (as a percent)	100.00%
WY Telecom, S.A. de C.V. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Equity | R$		52
Proportion of ownership interest (as a percent)	100.00%
Wayra Argentina, S.A. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Equity | $					173
Proportion of ownership interest (as a percent)	100.00%
Wayra Colombia, S.A.S. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | $							1,133
Proportion of ownership interest (as a percent)	100.00%
Wayra Colombia, S.A.S. Technological innovation based business project development | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	5.00%
Wayra Colombia, S.A.S. Technological innovation based business project development | Telefonica Open Innovation S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	95.00%
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities
Disclosure of subsidiaries [line items]
Equity | $				2,304
Proportion of ownership interest (as a percent)	100.00%
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | VEF			VEF 2
Proportion of ownership interest (as a percent)	100.00%
Wayra UK Ltd. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | S/									28
Proportion of ownership interest (as a percent)	100.00%
Terra Networks Perú, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Terra Networks Argentina, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Equity | S/									10
Proportion of ownership interest (as a percent)	100.00%
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Equity | $							$ 43
Proportion of ownership interest (as a percent)	100.00%
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies | Telefónica Latinoamérica Holding, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies | Telefónica International Holding, B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Telefónica Global Activities Holding, B.V. Holding Company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Services, GmbH Purchasing services
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Roaming, GmbH Optimization of network traffic
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Group 3G UMTS Holding GmbH Holding Company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services
Disclosure of subsidiaries [line items]
Equity	€ 250
Proportion of ownership interest (as a percent)	100.00%
Telefonica Iot & Big Data Tech S.A. Provision of telemarketing services
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Iot & Big Data Tech S.A.
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Geprom Software Engineering S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Geprom Software Engineering S.A.
Disclosure of subsidiaries [line items]
Equity | $					0
Proportion of ownership interest (as a percent)	100.00%
Telfin Ireland
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telfin Ireland DAC. Intragroup financing
Disclosure of subsidiaries [line items]
Equity	€ 8
Proportion of ownership interest (as a percent)	100.00%
TIS Hispanoamerica, S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems
Disclosure of subsidiaries [line items]
Equity	€ 7
Proportion of ownership interest (as a percent)	100.00%
TIS Hispanoamérica, S.L. Security services and systems
Disclosure of subsidiaries [line items]
Equity	€ 17
Proportion of ownership interest (as a percent)	100.00%
Telefónica Capital, S.A.U. Finance company
Disclosure of subsidiaries [line items]
Equity	€ 16
Proportion of ownership interest (as a percent)	70.00%
Lotca Servicios Integrales, S.L. Aircraft ownership and operation
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones, S.A Administration of pension funds
Disclosure of subsidiaries [line items]
Equity	€ 7
Proportion of ownership interest (as a percent)	100.00%
Fonditel Gestión, Soc. Gestora de Instituciones de Inversión Colectiva, S.A. Administration and representation of collective investment schemes
Disclosure of subsidiaries [line items]
Equity	€ 3
Proportion of ownership interest (as a percent)	100.00%
Telefónica Investigación y Desarrollo, S.A.U. Telecommunications research activities and projects
Disclosure of subsidiaries [line items]
Equity	€ 15
Proportion of ownership interest (as a percent)	100.00%
Telefonica Seguros y Reaseguros Compañia Aseguradora
Disclosure of subsidiaries [line items]
Equity	€ 24
Proportion of ownership interest (as a percent)	100.00%
Nova Casiopea RE S.A. Reinsurance
Disclosure of subsidiaries [line items]
Equity	€ 3
Proportion of ownership interest (as a percent)	100.00%
Telefónica Seguros y Reaseguros Compañía Aseguradora, S.A.U. Realización de operaciones de seguros directos
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Seguros y Reaseguros Compañía Aseguradora, S.A.U. Realización de operaciones de seguros directos | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	16.67%
Telefónica Seguros y Reaseguros Compañía Aseguradora, S.A.U. Realización de operaciones de seguros directos | Telefónica Finanzas, S.A.U. (TELFISA)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	83.33%
Telefonica Europe, B.V.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Participaciones, S.A.U. Financial debt instrument issuer
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Emisiones S.A.U.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Alianca Atlantica Holding B.V.
Disclosure of subsidiaries [line items]
Equity	€ 150
Proportion of ownership interest (as a percent)	87.40%
Alianca Atlantica Holding B.V. | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Alianca Atlantica Holding B.V. | Telefônica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	37.40%
Telefónica Serviços Empresariais do BRASIL, Ltda.
Disclosure of subsidiaries [line items]
Equity | R$		63
Proportion of ownership interest (as a percent)	100.00%
Telefónica Gestión Integral de Edificios y Servicios S.L.
Disclosure of subsidiaries [line items]
Equity	€ 29
Proportion of ownership interest (as a percent)	100.00%
Tempotel, Empresa de Trabajo Temporal, S.A.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
O2 Worldwide Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Servicios Globales S.L.
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefonica Holding Atticus, B.V.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Soluciones de Criptografía, S.A.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Centroamérica Inversiones ,S.L.
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	60.00%
Telefónica Tech S.L.
Disclosure of subsidiaries [line items]
Equity	€ 65
Proportion of ownership interest (as a percent)	100.00%
Telefónica Cybersecurity & Cloud Tech SL.
Disclosure of subsidiaries [line items]
Equity	€ 32
Proportion of ownership interest (as a percent)	100.00%
Telefónica Cybersecurity & Cloud Tech Chile SpA.
Disclosure of subsidiaries [line items]
Equity | $								25,301
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech Inc.
Disclosure of subsidiaries [line items]
Equity | $						9
Proportion of ownership interest (as a percent)	100.00%
iHackLabs Ltd.
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Audertis Audit Services S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Govertis Advisory Services S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Colombia S.A.S.
Disclosure of subsidiaries [line items]
Equity | $				406
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Mexico, S.A de C.V.
Disclosure of subsidiaries [line items]
Equity | $					48
Proportion of ownership interest (as a percent)	100.00%
Telefônica Cibersegurança e Tecnología do Brasil Ltda
Disclosure of subsidiaries [line items]
Equity | R$		26
Proportion of ownership interest (as a percent)	100.00%
Telefónica Cybersecurity & Cloud Tech Perú S.A.C
Disclosure of subsidiaries [line items]
Equity | S/									30
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A.
Disclosure of subsidiaries [line items]
Equity | $						0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A. | Otecel, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A. | Telefonica Global Solutions Ecuador TGSE, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.00%
Telefonica Cybersecurity & Cloud Tech Deutschland GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Cybersecurity & Cloud Tech Deutschland GmbH Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Altostratus Solutions, S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech UK & Ireland
Disclosure of subsidiaries [line items]
Equity | £											14
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK Holdings Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK TOG Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK Managed Services Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Northern Ireland Holdings Limited
Disclosure of subsidiaries [line items]
Equity | £											1
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Communication & Collaboration Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Northern Ireland Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Ireland Limited
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Ocean Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Perpetual Topco Limited
Disclosure of subsidiaries [line items]
Equity | £											4
Proportion of ownership interest (as a percent)	100.00%
Perpetual Midco Limited
Disclosure of subsidiaries [line items]
Equity | £											4
Proportion of ownership interest (as a percent)	100.00%
Perpetual Bidco Limited
Disclosure of subsidiaries [line items]
Equity | £											3
Proportion of ownership interest (as a percent)	100.00%
Incremental Group Holdings Limited
Disclosure of subsidiaries [line items]
Equity | £											1
Proportion of ownership interest (as a percent)	100.00%
Redspire Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Incremental Group Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Adatis Group Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Adatis Consulting Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Adatis BG LTD
Disclosure of subsidiaries [line items]
Equity | лв												лв 0
Proportion of ownership interest (as a percent)	100.00%
Adatis India Private Limited
Disclosure of subsidiaries [line items]
Equity | ₨													₨ 0
Proportion of ownership interest (as a percent)	100.00%
Adatis India Private Limited | Adatis Group Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.00%
Adatis India Private Limited | Adatis Consulting Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.00%
Kumo Analytics Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Adatis Managed Services Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Acceleration Holding GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Acceleration GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Enhancement GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Germany GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna AB (Sweden)
Disclosure of subsidiaries [line items]
Equity | kr														kr 0
Proportion of ownership interest (as a percent)	100.00%
Boydak Automation AG
Disclosure of subsidiaries [line items]
Equity | SFr															SFr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna ApS (Denmark)
Disclosure of subsidiaries [line items]
Equity | kr																kr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna B.V. (Netherlands)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna GmbH (Leipzig)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Austria GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna GmbH (Innsbruck)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Pipol A/S
Disclosure of subsidiaries [line items]
Equity | kr																kr 1
Proportion of ownership interest (as a percent)	100.00%
BE-terna A/S (Norway)
Disclosure of subsidiaries [line items]
Equity | kr																	kr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Business Solutions GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Industry Solutions GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna AG (Switzerland)
Disclosure of subsidiaries [line items]
Equity | SFr															SFr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Adriatic
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Belgrade (Serbia)
Disclosure of subsidiaries [line items]
Equity | дин																		дин 13
Proportion of ownership interest (as a percent)	100.00%
BE-terna Ljubijana (Slovenia)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Zagreb (Croatia)
Disclosure of subsidiaries [line items]
Equity | kn																			kn 2
Proportion of ownership interest (as a percent)	100.00%
Pontel Participaciones, S.L. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	83.35%
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Equity	€ 260
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Equity | $						417
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Equity	€ 5
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable República Dominicana, S.A.S.
Disclosure of subsidiaries [line items]
Equity | $						6
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable República Dominicana, S.A.S. | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.51%
Telxius Cable República Dominicana, S.A.S. | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.50%
Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Equity | $						78
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Argentina, S.A. | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.98%
Telxius Cable Argentina, S.A. | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.03%
Telxius Cable Panamá, S.A. Installation and operation of telecommunications networks for wholesalers
Disclosure of subsidiaries [line items]
Equity | $						10
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Puerto Rico, Inc. High capacity optical fibre network communications services
Disclosure of subsidiaries [line items]
Equity | $						14
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable USA, Inc. High bandwidth communications services
Disclosure of subsidiaries [line items]
Equity | $						58
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network
Disclosure of subsidiaries [line items]
Equity | $						5
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Chile S.A. [Member]
Disclosure of subsidiaries [line items]
Equity | $						37
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Guatemala, S.A.
Disclosure of subsidiaries [line items]
Equity | $						20
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Perú, S.A.C.
Disclosure of subsidiaries [line items]
Equity | $						20
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system
Disclosure of subsidiaries [line items]
Equity | $						4
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	47.50%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Chile S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.83%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Perú, S.A.C.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.84%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Guatemala, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.83%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Telxius Cable Brasil Participaçoes, Ltda. Holding company
Disclosure of subsidiaries [line items]
Equity | $						62
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Brasil, Ltda. Operation and deployment of telecommunications infrastructure
Disclosure of subsidiaries [line items]
Equity | $						74
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Equity | $						4
Proportion of ownership interest (as a percent)	50.01%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.01%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.50%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.50%
VMO2
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | £											0
FiBrasil Infraestructura e Fibra Ótica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	43.70%
Investments accounted for by the equity method | R$		2
FiBrasil Infraestructura e Fibra Ótica, S.A. | Telefónica Infra, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
FiBrasil Infraestructura e Fibra Ótica, S.A. | Telefónica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	18.70%
VivaE Educação Digital S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	37.40%
Investments accounted for by the equity method | R$		1
HoldCo infraCo SpA
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	39.74%
Investments accounted for by the equity method | $								25,067
InfraCo, SpA
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	39.74%
Investments accounted for by the equity method | $								25,067
Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | R$		R$ 5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	10.00%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $					$ 34
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.50%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | S/									6
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.50%
Telefónica Factoring Colombia, S.A. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $				4,000
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.50%
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.50%
Telefónica Factoring Chile, SpA. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $								$ 547
Mobile Financial Services Holding SPRL Financial services
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $						$ 198
Mobile Financial Services Holding SPRL Financial services | Telefonica Internacional Holding, B.V
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	26.28%
Mobile Financial Services Holding SPRL Financial services | Telefonica Holding Atticus, B.V
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	23.72%
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 5
Movistar Consumer Finance Colombia SAS.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $				6,000
Alamo HoldCo S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	27.00%
Investments accounted for by the equity method	€ 0
Onnet Fibra Colombia S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	27.00%
Investments accounted for by the equity method | $				$ 45,852
The Smart Steps Data Technology Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	37.50%
Investments accounted for by the equity method | ¥																				¥ 0
Internet para todos S.A.C
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	54.09%
Investments accounted for by the equity method | S/									S/ 364
Movistar Prosegur Alarmas
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Prosegur Soluciones S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendía Producción, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendía Estudios, S.L. Service provision related to film and video production activities
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Uno, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Dos, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendía Estudios Canarias S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Bizkaia, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
UGG TopCo/HoldCo General Partner GmbH.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	47.06%
Investments accounted for by the equity method	€ 0
UGG TopCo/HoldCo General Partner GmbH. | Telefónica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	7.06%
UGG TopCo/HoldCo General Partner GmbH. | Telefónica Infra Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
UGG TopCo GmbH & Co KG
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	47.06%
Investments accounted for by the equity method	€ 0
UGG TopCo GmbH & Co KG | Telefónica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	7.06%
UGG TopCo GmbH & Co KG | Telefónica Infra Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
UGG HoldCo GmbH& Co KG
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	47.06%
Investments accounted for by the equity method	€ 0
UGG General Partner GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	47.06%
Investments accounted for by the equity method	€ 0
Unsere Grüne Glasfaser
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	47.06%
Investments accounted for by the equity method	€ 0
Daytona Midco SL.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	20.00%
Investments accounted for by the equity method	€ 4
Digital Data Centre BidCo, SLU.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	20.00%
Investments accounted for by the equity method	€ 4
Telefonica Renting, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Opal Jvco Limited (nexfibre)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
Investments accounted for by the equity method | £											0
Solar360 de Repsol y Movistar S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Opal Holdco Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | £											£ 0